Supplemental Disclosure of Cash Flow Information:	12 Months Ended
Jul. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
Note 18 - Supplemental Disclosure of Cash Flow Information:

	For the Years Ended July 31,
	2011	2010	2009
Cash paid during the year for:
Interest	$208,906	$210,082	$1,075,889
Income taxes	$—	$—	$—

Disclosure of non-cash investing and financing activities:

Year Ended July 31, 2011
Issuance of common stock as payment of dividends on preferred stock	$347,760
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$1,110,867

Year Ended July 31, 2010
Issuance of common stock in satisfaction of accounts payable and accrued expenses	$3,012,595
Par value of common stock issued in conjunction with cashless exercise of warrants	$7,636

Year Ended July 31, 2009
Issuance of common stock as repayment of convertible debentures	$16,112,399
Par value of common stock issued in conjunction with cashless exercise of warrants	$9,909
Purchase of property and equipment through the issuance of obligations under capital lease	$83,002
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$438,697